Treasury shares (Details)			12 Months Ended
	Mar. 18, 2024 USD ($) $ / shares	Jun. 11, 2022 USD ($) $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Treasury shares
Cancelled shares | shares			71,645,824	71,645,824
Exercise of stock options | shares			1,652,188	1,652,188
Remaining balance of treasury shares			¥ 1,716,516,330		$ 245,458,571
Treasury stock, value			¥ 1,716,516,330		$ 245,458,571		¥ 1,419,285,878	¥ 899,627,520
Class A ordinary shares
Treasury shares
Remaining balance of treasury shares | shares			108,119,596	108,119,596
Number of underlying shares represented by one ADS			1		1		1	1
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001
American Depositary Shares
Treasury shares
Repurchased shares, average price | $ / shares				$ 2.2703
Share Repurchase Program 2022
Treasury shares
Treasury stock amount			¥ 5,380,061,190	$ 769,338,518
Period		24 months
Share Repurchase Program 2022 | Class A ordinary shares
Treasury shares
Number of shares repurchased | shares			181,417,608	181,417,608
Number of underlying shares represented by one ADS		1
Common stock, par value | $ / shares		$ 0.0001
Share Repurchase Program 2022 | American Depositary Shares
Treasury shares
Authorized share to be repurchased, maximum aggregate value | $		$ 200,000,000
Number of shares repurchased | shares			181,417,608	181,417,608
Repurchased shares, average price | $ / shares				$ 4.2407
Share Repurchase Program 2024
Treasury shares
Period	36 months
Share Repurchase Program 2024 | Class A ordinary shares
Treasury shares
Number of underlying shares represented by one ADS	1
Common stock, par value | $ / shares	$ 0.0001
Share Repurchase Program 2024 | American Depositary Shares
Treasury shares
Authorized share to be repurchased, maximum aggregate value | $	$ 300,000,000